Non-Interest Income	9 Months Ended
Sep. 30, 2011
Non-Interest Income
Non-Interest Income

(12)                     Non-Interest Income

The following table summarizes the information regarding non-interest income for the three and nine months ended September 30, 2011 and 2010, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2011	2010	2011	2010
Loan arrangement fees	$170	$163	$ 421	$ 413
Service charges and other operating income	52	60	195	205
Net gain on sale of AFS securities	—	—	2	44
Total non-interest income	$222	$223	$ 618	$ 662